CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS - OPERATING ACTIVITIES
Net profit for the period	$ 218,814	$ 207,222	$ 519,530
Income and expense items not involving cash flows:
Depreciation and amortization	303,112	266,279	258,021
Exchange rate differences and fair value adjustments	0	133	(1,632)
Other expense (income), net	10,527	24,721	(7,047)
Changes in assets and liabilities:
Trade accounts receivable	(10,498)	(60,169)	(3,160)
Other current assets	(25,453)	(33,992)	(9,541)
Inventories	11,800	4,778	8,682
Other long term assets	(106,188)	0	0
Trade accounts payable	(12,157)	35,784	(8,254)
Deferred revenue and customers' advances	(1,832)	(14,783)	(35,676)
Employee related liabilities and other current liabilities	12,029	22,021	(70,163)
Long-term employee related liabilities	1,524	(1,312)	(1,210)
Other long-term liabilities	(6,196)	(2,000)	27,011
Net cash provided by operating activities	395,482	448,682	676,561
CASH FLOWS - INVESTING ACTIVITIES
Investments in property and equipment, net	(444,425)	(436,153)	(444,502)
Proceeds related to sale and disposal of property and equipment	7,864	4,500	12,318
Proceeds from investment realization	0	62	12,458
Investments in other assets	0	(530)	(605)
Deposits and marketable securities, net	38,470	31,882	(300,516)
Net cash used in investing activities	(398,091)	(400,239)	(720,847)
CASH FLOWS - FINANCING ACTIVITIES
Proceeds from loans	13,808	81,812	24,180
Loans repayment	(19,819)	(76,144)	0
Principal payments on account of capital lease obligation	(27,342)	(38,123)	(38,033)
Debentures repayment	0	0	(18,493)
Proceeds from an investment in a subsidiary	0	0	1,932
Net cash used in financing activities	(33,353)	(32,455)	(30,414)
EFFECT OF FOREIGN CURRENCY EXCHANGE RATE CHANGE	(563)	(4,758)	(5,395)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(36,525)	11,230	(80,095)
CASH AND CASH EQUIVALENTS - BEGINNING OF PERIOD	271,894	260,664	340,759
CASH AND CASH EQUIVALENTS - END OF PERIOD	235,369	271,894	260,664
NON-CASH ACTIVITIES:
Investments in property and equipment	56,515	50,440	164,667
Right-of-use asset recognized with corresponding lease liability, net	11,709	0	0
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash received during the period from interest	58,572	53,613	30,475
Cash paid during the period for interest	4,736	4,255	4,519
Cash paid for income tax, net during the period	$ 20,343	$ 23,488	$ 12,379